Distribution Date:	08/17/26	BANK5 2023-5YR1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-5YR1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Brian Hanson	(202) 715-9500
Bond / Collateral Reconciliation - Balances	9		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Trustee	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	15-16		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Mortgage Loan Detail (Part 2)	17-18		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Attention: BANK5 2023-5YR1 Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06644EAA6	5.845000%	8,265,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06644EAB4	5.779000%	159,200,000.00	44,367,239.45	181,159.06	213,665.23	0.00	0.00	394,824.29	44,186,080.39	34.34%	30.00%
A-3	06644EAG3	6.260000%	514,785,000.00	514,785,000.00	0.00	2,685,461.75	0.00	0.00	2,685,461.75	514,785,000.00	34.34%	30.00%
A-S	06644EAM0	6.684167%	112,084,000.00	112,084,000.00	0.00	624,323.48	0.00	0.00	624,323.48	112,084,000.00	21.18%	18.50%
B	06644EBZ0	6.684167%	43,859,000.00	43,859,000.00	0.00	244,300.73	0.00	0.00	244,300.73	43,859,000.00	16.03%	14.00%
C	06644EAW8	6.684167%	40,204,000.00	40,204,000.00	0.00	223,941.88	0.00	0.00	223,941.88	40,204,000.00	11.30%	9.88%
D	06644EBM9	4.000000%	23,148,000.00	23,148,000.00	0.00	77,160.00	0.00	0.00	77,160.00	23,148,000.00	8.59%	7.50%
E	06644EBP2	4.000000%	9,747,000.00	9,747,000.00	0.00	32,490.00	0.00	0.00	32,490.00	9,747,000.00	7.44%	6.50%
F	06644EBR8	4.539000%	18,274,000.00	18,274,000.00	0.00	69,121.40	0.00	0.00	69,121.40	18,274,000.00	5.29%	4.63%
G	06644EBT4	4.539000%	12,183,000.00	12,183,000.00	0.00	46,082.20	0.00	0.00	46,082.20	12,183,000.00	3.86%	3.38%
H*	06644EBV9	4.539000%	32,894,967.00	32,894,967.00	0.00	130,132.42	0.00	0.00	130,132.42	32,894,967.00	0.00%	0.00%
RR Interest	BCC39BQM4	6.684167%	51,297,050.93	44,818,221.42	9,534.69	249,944.11	0.00	0.00	259,478.80	44,808,686.73	0.00%	0.00%
R	06644EBX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,025,941,017.93	896,364,427.87	190,693.75	4,596,623.20	0.00	0.00	4,787,316.95	896,173,734.12

X-A	06644EBB3	0.462333%	682,250,000.00	559,152,239.45	0.00	215,428.81	0.00	0.00	215,428.81	558,971,080.39
X-D	06644EBD9	2.684167%	32,895,000.00	32,895,000.00	0.00	73,579.73	0.00	0.00	73,579.73	32,895,000.00
X-F	06644EBF4	2.145167%	18,274,000.00	18,274,000.00	0.00	32,667.32	0.00	0.00	32,667.32	18,274,000.00
X-G	06644EBH0	2.145167%	12,183,000.00	12,183,000.00	0.00	21,778.81	0.00	0.00	21,778.81	12,183,000.00
X-H	06644EBK3	2.145167%	32,894,967.00	32,894,967.00	0.00	58,804.33	0.00	0.00	58,804.33	32,894,967.00
Notional SubTotal			778,496,967.00	655,399,206.45	0.00	402,259.00	0.00	0.00	402,259.00	655,218,047.39

Deal Distribution Total					190,693.75	4,998,882.20	0.00	0.00	5,189,575.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06644EAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06644EAB4	278.68869001	1.13793379	1.34211828	0.00000000	0.00000000	0.00000000	0.00000000	2.48005207	277.55075622
A-3	06644EAG3	1,000.00000000	0.00000000	5.21666667	0.00000000	0.00000000	0.00000000	0.00000000	5.21666667	1,000.00000000
A-S	06644EAM0	1,000.00000000	0.00000000	5.57013918	0.00000000	0.00000000	0.00000000	0.00000000	5.57013918	1,000.00000000
B	06644EBZ0	1,000.00000000	0.00000000	5.57013908	0.00000000	0.00000000	0.00000000	0.00000000	5.57013908	1,000.00000000
C	06644EAW8	1,000.00000000	0.00000000	5.57013929	0.00000000	0.00000000	0.00000000	0.00000000	5.57013929	1,000.00000000
D	06644EBM9	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	06644EBP2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06644EBR8	1,000.00000000	0.00000000	3.78249973	0.00000000	0.00000000	0.00000000	0.00000000	3.78249973	1,000.00000000
G	06644EBT4	1,000.00000000	0.00000000	3.78250021	0.00000000	0.00000000	0.00000000	0.00000000	3.78250021	1,000.00000000
H	06644EBV9	1,000.00000000	0.00000000	3.95599789	(0.17349767)	2.42299985	0.00000000	0.00000000	3.95599789	1,000.00000000
RR Interest	BCC39BQM4	873.69976651	0.18587209	4.87248498	(0.00585570)	0.08224001	0.00000000	0.00000000	5.05835707	873.51389442
R	06644EBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06644EBB3	819.57088963	0.00000000	0.31576227	0.00000000	0.00000000	0.00000000	0.00000000	0.31576227	819.30535785
X-D	06644EBD9	1,000.00000000	0.00000000	2.23680590	0.00000000	0.00000000	0.00000000	0.00000000	2.23680590	1,000.00000000
X-F	06644EBF4	1,000.00000000	0.00000000	1.78763927	0.00000000	0.00000000	0.00000000	0.00000000	1.78763927	1,000.00000000
X-G	06644EBH0	1,000.00000000	0.00000000	1.78763933	0.00000000	0.00000000	0.00000000	0.00000000	1.78763933	1,000.00000000
X-H	06644EBK3	1,000.00000000	0.00000000	1.78763912	0.00000000	0.00000000	0.00000000	0.00000000	1.78763912	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	213,665.23	0.00	213,665.23	0.00	0.00	0.00	213,665.23	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,685,461.75	0.00	2,685,461.75	0.00	0.00	0.00	2,685,461.75	0.00
X-A	07/01/26 - 07/30/26	30	0.00	215,428.81	0.00	215,428.81	0.00	0.00	0.00	215,428.81	0.00
X-D	07/01/26 - 07/30/26	30	0.00	73,579.73	0.00	73,579.73	0.00	0.00	0.00	73,579.73	0.00
X-F	07/01/26 - 07/30/26	30	0.00	32,667.32	0.00	32,667.32	0.00	0.00	0.00	32,667.32	0.00
X-G	07/01/26 - 07/30/26	30	0.00	21,778.81	0.00	21,778.81	0.00	0.00	0.00	21,778.81	0.00
X-H	07/01/26 - 07/30/26	30	0.00	58,804.33	0.00	58,804.33	0.00	0.00	0.00	58,804.33	0.00
A-S	07/01/26 - 07/30/26	30	0.00	624,323.48	0.00	624,323.48	0.00	0.00	0.00	624,323.48	0.00
B	07/01/26 - 07/30/26	30	0.00	244,300.73	0.00	244,300.73	0.00	0.00	0.00	244,300.73	0.00
C	07/01/26 - 07/30/26	30	0.00	223,941.88	0.00	223,941.88	0.00	0.00	0.00	223,941.88	0.00
D	07/01/26 - 07/30/26	30	0.00	77,160.00	0.00	77,160.00	0.00	0.00	0.00	77,160.00	0.00
E	07/01/26 - 07/30/26	30	0.00	32,490.00	0.00	32,490.00	0.00	0.00	0.00	32,490.00	0.00
F	07/01/26 - 07/30/26	30	0.00	69,121.40	0.00	69,121.40	0.00	0.00	0.00	69,121.40	0.00
G	07/01/26 - 07/30/26	30	0.00	46,082.20	0.00	46,082.20	0.00	0.00	0.00	46,082.20	0.00
H	07/01/26 - 07/30/26	30	85,089.85	124,425.21	0.00	124,425.21	(5,707.20)	0.00	0.00	130,132.42	79,704.50
RR Interest	07/01/26 - 07/30/26	30	4,494.02	249,643.73	0.00	249,643.73	(300.38)	0.00	0.00	249,944.11	4,218.67
Totals			89,583.87	4,992,874.61	0.00	4,992,874.61	(6,007.58)	0.00	0.00	4,998,882.20	83,923.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	5.779000%	159,200,000.00	44,367,239.45	181,159.06	213,665.23	0.00	0.00	394,824.29	44,186,080.39
A-2-1	06644EAC2	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06644EAD0	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06644EAE8	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06644EAF5	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	6.260000%	514,785,000.00	514,785,000.00	0.00	2,685,461.75	0.00	0.00	2,685,461.75	514,785,000.00
A-3-1	06644EAH1	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06644EAJ7	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06644EAK4	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06644EAL2	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.684167%	112,084,000.00	112,084,000.00	0.00	624,323.48	0.00	0.00	624,323.48	112,084,000.00
A-S-1	06644EAN8	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06644EAP3	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06644EAQ1	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06644EAR9	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.684167%	43,859,000.00	43,859,000.00	0.00	244,300.73	0.00	0.00	244,300.73	43,859,000.00
B-1	06644EAS7	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06644EAT5	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06644EAU2	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06644EAV0	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.684167%	40,204,000.00	40,204,000.00	0.00	223,941.88	0.00	0.00	223,941.88	40,204,000.00
C-1	06644EAX6	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06644EAY4	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06644EAZ1	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06644EBA5	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			4,350,660,000.00	755,299,239.45	181,159.06	3,991,693.07	0.00	0.00	4,172,852.13	755,118,080.39

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06644EAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06644EAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06644EAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06644EAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06644EAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06644EAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06644EAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06644EAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06644EAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06644EAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06644EAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06644EAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06644EAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06644EAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06644EAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06644EAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06644EAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06644EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06644EAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06644EBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	5,189,575.95
Non-Retained Certificate Available Funds	5,009,801.65
Retained Certificate Available Funds	263,673.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,006,319.19	Master Servicing Fee	5,046.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,885.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	385.93
ARD Interest	0.00	Operating Advisor Fee	895.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	231.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,006,319.19	Total Fees	13,444.58

Principal		Expenses/Reimbursements
Scheduled Principal	190,693.75	Reimbursement for Interest on Advances	370.40
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(6,377.98)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	190,693.75	Total Expenses/Reimbursements	(6,007.58)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,998,882.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	190,693.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,189,575.95
Total Funds Collected	5,197,012.94	Total Funds Distributed	5,197,012.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	896,364,428.42	896,364,428.42	Beginning Certificate Balance	896,364,427.87
(-) Scheduled Principal Collections	190,693.75	190,693.75	(-) Principal Distributions	190,693.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	896,173,734.67	896,173,734.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	896,847,611.81	896,847,611.81	Ending Certificate Balance	896,173,734.12
Ending Actual Collateral Balance	896,659,751.53	896,659,751.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP
$4,000,000 or less	1	3,153,000.00	0.35%	20	5.8300	2.425600	1.319 or less	6	221,536,512.13	24.72%	18	6.7010	1.042916
$4,000,001 to $5,000,000	1	4,500,000.00	0.50%	20	7.2100	2.125100	1.32 to 1.40	1	14,202,384.49	1.58%	16	7.4900	1.380000
$5,000,001 to $7000000	1	6,276,527.60	0.70%	19	6.9100	1.721200	1.41 to 1.50	3	79,879,697.40	8.91%	18	6.5667	1.488858
$7,000,001 to $9,000,000	1	8,693,505.37	0.97%	16	7.3570	1.668000	1.51 to 1.60	2	45,875,132.25	5.12%	20	6.8100	1.540000
$9,000,001 to $20,000,000	8	119,451,437.33	13.33%	18	6.7450	1.728606	1.61 to 1.70	2	73,693,505.37	8.22%	17	6.7731	1.660856
$20,000,001 to $30,000,000	5	124,904,776.81	13.94%	18	6.3331	1.287793	1.71 to 1.80	3	117,151,659.82	13.07%	20	7.4063	1.724616
$30,000,001 to $50,000,000	8	343,894,487.56	38.37%	18	5.9825	1.991360	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
$50,000,001 to $70,000,000	4	260,300,000.00	29.05%	18	7.0245	1.381433	1.91 to 2.00	1	50,000,000.00	5.58%	17	5.8990	2.000000
$70,000,001 to $90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	7	189,819,355.34	21.18%	18	5.8673	2.155283
$90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	3,153,000.00	0.35%	20	5.8300	2.425600
Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561	2.51 to 2.75	2	29,162,487.87	3.25%	19	6.1380	2.710000
							2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP	Texas	9	18,621,036.00	2.08%	18	5.7422	2.146213
Alabama	2	2,979,551.00	0.33%	18	5.6951	2.093598	Utah	1	14,680,042.31	1.64%	20	6.8100	1.734600
California	31	74,044,647.42	8.26%	19	6.5166	1.933395	Virginia	12	74,235,905.37	8.28%	17	6.7667	1.664530
Connecticut	2	6,128,181.98	0.68%	19	6.6210	1.317143	Washington	1	30,000,000.00	3.35%	19	5.5850	0.908600
Florida	12	99,849,097.43	11.14%	17	6.7440	1.338413	Wisconsin	2	12,676,000.00	1.41%	19	5.7721	2.198427
Georgia	3	72,931,025.35	8.14%	20	7.7523	1.766693	Totals	127	896,173,734.67	100.00%	18	6.4859	1.659561
Hawaii	1	60,300,000.00	6.73%	19	6.7130	0.916300
									Property Type³
Illinois	4	25,700,000.00	2.87%	20	6.8472	1.226867
Kentucky	2	4,929,000.00	0.55%	19	5.8527	2.331233		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	4	3,150,000.00	0.35%	20	5.6600	2.230600		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	62,568,000.00	6.98%	19	6.3666	1.802437	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP
Massachusetts	1	2,210,000.00	0.25%	20	5.6600	2.230600	Industrial	16	189,742,098.00	21.17%	19	6.5729	1.820150
Michigan	2	14,040,000.00	1.57%	19	6.6698	1.176074	Lodging	5	98,570,032.97	11.00%	18	6.7880	1.167263
Mississippi	1	2,770,763.00	0.31%	17	5.7108	2.032400	Mixed Use	1	33,138,896.26	3.70%	16	7.4900	1.112300
Missouri	1	5,250,000.00	0.59%	19	6.7300	1.113200	Office	25	247,718,519.41	27.64%	17	6.1398	1.546604
Nevada	4	22,657,186.07	2.53%	16	5.8991	1.551759	Other	3	23,500,000.00	2.62%	19	6.7300	1.113200
New Jersey	3	17,232,068.00	1.92%	17	5.7108	2.032400	Retail	76	278,504,187.35	31.08%	19	6.4530	1.926582
New Mexico	1	556,800.00	0.06%	18	5.8930	2.163700	Totals	127	896,173,734.67	100.00%	18	6.4859	1.659561
New York	3	105,994,896.26	11.83%	17	6.3963	1.726875
North Carolina	5	18,049,676.91	2.01%	20	6.3554	1.938292
Ohio	5	70,373,418.37	7.85%	16	5.5514	1.984666
Oklahoma	2	10,202,934.17	1.14%	19	6.1380	2.221000
Pennsylvania	6	18,900,114.68	2.11%	18	5.9414	2.161285
South Carolina	2	19,358,093.68	2.16%	20	6.7548	1.749568
Tennessee	1	785,296.00	0.09%	17	5.7108	2.032400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP
	5.1489% or less	1	46,700,000.00	5.21%	15	5.1400	2.008700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.1499% to 5.750%	3	117,750,000.00	13.14%	19	5.6578	1.827718	13 months or greater	29	871,173,734.67	97.21%	18	6.4749	1.669306
	5.7501% to 6.000%	6	140,604,697.40	15.69%	17	5.8919	2.002844	Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561
	6.0001% to 6.250%	3	59,859,843.21	6.68%	19	6.1380	2.459231
	6.2501% to 6.750%	4	172,100,000.00	19.20%	18	6.7118	1.300447
	6.7501% to 7.000%	6	204,026,792.07	22.77%	19	6.8201	1.468864
	7.0001% or greater	6	130,132,401.99	14.52%	19	7.6233	1.482508
	Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP
	54 months or less	29	871,173,734.67	97.21%	18	6.4749	1.669306	Interest Only	21	710,734,843.21	79.31%	18	6.3870	1.698977
	55 months or greater	0	0.00	0.00%	0	0.0000	0.000000	296 months or less	2	33,138,896.62	3.70%	16	7.4900	1.227029
	Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561	297 months or greater	6	127,299,994.84	14.20%	19	6.7011	1.618783
								Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	25,000,000.00	2.79%	17	6.8700	NAP			No outstanding loans in this group
Underwriter's Information		7	109,240,004.61	12.19%	19	6.5522	1.934066
	12 months or less	20	707,736,374.72	78.97%	18	6.4691	1.622976
	13 months to 24 months	2	54,197,355.34	6.05%	19	6.3947	1.740657
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	896,173,734.67	100.00%	18	6.4859	1.659561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	327270001	IN	Various	Various	Actual/360	6.810%	269,353.34	56,942.38	0.00	N/A	04/06/28	--	45,932,074.60	45,875,132.22	04/06/26
1A	327270101				Actual/360	6.810%	161,612.00	34,165.43	0.00	N/A	04/06/28	--	27,559,244.84	27,525,079.41	04/06/26
1B	327270201				Actual/360	6.810%	107,741.34	22,776.95	0.00	N/A	04/06/28	--	18,372,829.79	18,350,052.84	04/06/26
2	310963899	Various Various		Various	Actual/360	6.138%	162,250.87	0.00	0.00	N/A	03/11/28	--	30,697,355.34	30,697,355.34	08/11/26
2A	310963967				Actual/360	6.138%	89,237.98	0.00	0.00	N/A	03/11/28	--	16,883,545.43	16,883,545.43	08/11/26
2B	310964017				Actual/360	6.138%	64,900.35	0.00	0.00	N/A	03/11/28	--	12,278,942.44	12,278,942.44	08/11/26
4	327270004	RT	Valley Stream	NY	Actual/360	5.899%	253,984.72	0.00	0.00	N/A	01/06/28	--	50,000,000.00	50,000,000.00	08/06/26
4A	327270104				Actual/360	5.899%	50,796.94	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	08/06/26
4B	327270204				Actual/360	5.899%	50,796.94	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	08/06/26
5	310963643	OF	Orlando	FL	Actual/360	6.809%	410,431.39	0.00	0.00	N/A	01/11/28	--	70,000,000.00	70,000,000.00	08/11/26
6	221007063	Various Various		VA	Actual/360	6.695%	374,734.03	0.00	0.00	N/A	01/01/28	--	65,000,000.00	65,000,000.00	08/01/26
7	221007977	RT	Macon	GA	Actual/360	7.875%	440,781.25	0.00	0.00	N/A	04/01/28	--	65,000,000.00	65,000,000.00	08/01/26
8	310963540	LO	Honolulu	HI	Actual/360	6.713%	348,572.52	0.00	0.00	N/A	03/11/28	--	60,300,000.00	60,300,000.00	08/11/26
9	327270009	Various Various		Various	Actual/360	5.660%	236,383.61	0.00	0.00	N/A	04/01/28	--	48,500,000.00	48,500,000.00	08/01/26
10	221007815	Various Various		Various	Actual/360	5.893%	237,853.27	0.00	0.00	N/A	02/01/28	--	46,872,000.00	46,872,000.00	08/01/26
11	221006605	OF	Columbus	OH	Actual/360	5.140%	206,699.39	0.00	0.00	N/A	11/05/27	--	46,700,000.00	46,700,000.00	08/05/26
12	300802343	Various Various		Various	Actual/360	5.711%	193,017.11	0.00	0.00	N/A	01/01/28	--	39,250,000.00	39,250,000.00	08/01/26
13	310963460	IN	Landover	MD	Actual/360	6.852%	212,412.00	0.00	0.00	N/A	03/11/28	--	36,000,000.00	36,000,000.00	08/11/26
14	310964019	MU	New York	NY	Actual/360	7.490%	122,298.87	25,369.30	0.00	N/A	12/06/27	--	18,961,881.43	18,936,512.13	08/06/26
14A	310964102				Actual/360	7.490%	91,724.15	19,026.97	0.00	N/A	12/06/27	--	14,221,411.46	14,202,384.49	08/06/26
15	221007432	OF	Seattle	WA	Actual/360	5.585%	144,279.17	0.00	0.00	N/A	03/09/28	--	30,000,000.00	30,000,000.00	08/09/26
16	327270016	MU	New York	NY	Actual/360	6.870%	147,895.83	0.00	0.00	N/A	01/01/28	07/01/27	25,000,000.00	25,000,000.00	08/01/26
17	327270017	98	Various	Various	Actual/360	6.730%	136,189.03	0.00	0.00	N/A	03/06/28	--	23,500,000.00	23,500,000.00	07/06/26
18	310963370	LO	Orlando	FL	Actual/360	6.737%	135,170.42	0.00	0.00	N/A	01/11/28	--	23,300,000.00	23,300,000.00	08/11/26
19	310962928	OF	Las Vegas	NV	Actual/360	5.875%	104,214.48	20,008.45	0.00	N/A	12/11/27	--	20,599,705.85	20,579,697.40	08/11/26
20	327270020	RT	Chicago	IL	Actual/360	7.210%	116,721.89	0.00	0.00	N/A	04/06/28	--	18,800,000.00	18,800,000.00	08/06/26
21	310962530	LO	Blacksburg	VA	Actual/360	7.357%	55,118.96	6,931.43	0.00	N/A	12/11/27	--	8,700,436.80	8,693,505.37	08/11/26
22	310962202	LO	Signal Hill	CA	Actual/360	6.910%	37,379.65	5,472.84	0.00	N/A	03/11/28	--	6,282,000.44	6,276,527.60	08/11/26

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Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	327270023	RT	Thomaston	GA	Actual/360	7.210%	27,938.75	0.00	0.00	N/A	04/06/28	--	4,500,000.00	4,500,000.00	08/06/26
24	327270024	IN	Carrollton	KY	Actual/360	5.830%	15,828.94	0.00	0.00	N/A	04/06/28	--	3,153,000.00	3,153,000.00	08/06/26
Totals							5,006,319.19	190,693.75	0.00				896,364,428.42	896,173,734.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,156,842.00	17,033,073.00	01/01/25	09/30/25	08/11/26	0.00	0.00	325,667.62	1,304,363.28	0.00	0.00
1A	0.00	0.00	--	--	08/11/26	0.00	0.00	195,400.57	782,641.80	0.00	0.00
1B	0.00	0.00	--	--	08/11/26	0.00	0.00	130,267.05	521,761.22	0.00	0.00
2	60,676,080.00	46,920,872.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	47,723,644.00	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,223,751.78	2,967,471.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,952,749.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,349,819.94	2,368,428.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,597,714.32	4,785,863.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,911,419.06	1,546,873.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,085,491.91	1,519,281.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,905,751.00	4,018,538.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,808,751.72	1,206,276.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,126,044.17	987,562.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	13,087,043.00	6,516,628.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,790,000.00	0.00	--	--	--	0.00	0.00	136,087.85	136,087.85	0.00	0.00
18	2,581,733.46	2,783,752.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,290,234.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	311,229.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,401,857.39	1,451,735.80	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,062,212.84	1,007,591.22	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	706,549.31	428,960.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	463,517.00	237,019.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	239,820,391.76	110,582,773.05				0.00	0.00	787,423.10	2,744,854.15	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	91,750,264.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485880%	6.436311%	18
07/17/26	0	0.00	0	0.00	3	91,864,149.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.485967%	6.436373%	19
06/17/26	0	0.00	3	91,994,670.91	0	0.00	0	0.00	0	0.00	0	0.00	3	4,746,185.00	0	0.00	6.486067%	6.442998%	20
05/15/26	3	92,107,130.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.484319%	6.441322%	21
04/17/26	3	92,236,281.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	14,716,076.47	0	0.00	6.484418%	6.441391%	22
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	22,849,713.30	0	0.00	6.478939%	6.414549%	23
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.474107%	6.430472%	24
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.474179%	6.430548%	25
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.474250%	6.430624%	26
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.474335%	6.430714%	27
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	81,249,999.00	6.474405%	6.430789%	28
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.426821%	6.385515%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	327270001	04/06/26	3	3	325,667.62	1,304,363.28	0.00	46,118,140.65	02/20/26	2
1A	327270101	04/06/26	3	3	195,400.57	782,641.80	0.00	27,670,884.46	02/20/26	2
1B	327270201	04/06/26	3	3	130,267.05	521,761.22	0.00	18,447,256.22	02/20/26	2
17	327270017	07/06/26	0	B	136,087.85	136,087.85	0.00	23,500,000.00	06/15/26	2
Totals					787,423.10	2,744,854.15	0.00	115,736,281.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		25,000,000	25,000,000	0		0
13 - 24 Months		871,173,735	779,423,470	91,750,264		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	896,173,735	804,423,470	0	0	91,750,264	0
Jul-26	896,364,428	804,500,279	0	0	91,864,149	0
Jun-26	896,584,485	804,589,814	0	91,994,671	0	0
May-26	901,518,940	809,411,810	92,107,131	0	0	0
Apr-26	901,736,665	809,500,384	92,236,281	0	0	0
Mar-26	916,638,616	916,638,616	0	0	0	0
Feb-26	939,750,124	939,750,124	0	0	0	0
Jan-26	939,906,119	939,906,119	0	0	0	0
Dec-25	940,061,193	940,061,193	0	0	0	0
Nov-25	940,246,973	940,246,973	0	0	0	0
Oct-25	940,400,032	940,400,032	0	0	0	0
Sep-25	1,021,833,874	1,021,833,874	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	327270001	45,875,132.22	46,118,140.65	276,700,000.00	--	15,995,846.78	1.73460	09/30/25	04/06/28	319
1A	327270101	27,525,079.41	27,670,884.46		--	20,347,822.21	1.54000	--	04/06/28	319
1B	327270201	18,350,052.84	18,447,256.22		--	20,347,822.21	1.54000	--	04/06/28	319
17	327270017	23,500,000.00	23,500,000.00	32,000,000.00	--	1,790,000.00	1.11320	12/31/24	03/06/28	I/O
Totals		115,250,264.47	115,736,281.33	308,700,000.00		58,481,491.20

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	327270001	IN	Various	02/20/26	2

The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower notified t he special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company;

however, CVB is dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Judge signed the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

1A	327270101	Various	Various	02/20/26	2

The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower notified

t

he special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company;

however, CVB i s dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Jud ge signed the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

1B	327270201	Various	Various	02/20/26	2

The loan transferred into special servicing effective 2/20/2026. The collateral consists of five industrial properties in California, Utah, South Carolina, Ohio, and North Carolina. The loan transferred to special servicing after borrower notified

t

he special servicer that they had pledged one of the SPE entities to another company that had scheduled a UCC foreclosure sale. The sale was eventually cancelled. The collateral is 100% occupied by CVB, a Borrower affiliated company;

however, CVB i s dark and has subleased out many of the facilities based on the 2026 site inspections. The Borrower signed a PNA, and discussions between borrower and special servicer have commenced. The Borrower agreed to the appointment of a receiver, and the Jud ge signed the order in June 2026. The receiver is working on takeover of the facilities. The special servicer is continuing conversations with the borrower while waiting for initial takeover reports.

17	327270017	98	Various	06/15/26	2

The loan transferred to special servicing effective 6/15/2026 due to the guarantors filing personal Bankruptcy. The loan is secured by three leased fee interests: (1) Located in Florissant, MO, a 210,155 sq. ft. property; (2) Located in Windsor, CT , a 142,831 sq. ft. property; and (3) Located in Saginaw, MI, a 408,886 sq. ft. property. The special servicer has filed for foreclosure and is seeking the appointment of a Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(21,325.16)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	5,932.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	3,955.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,059.03	0.00	0.00	0.00	0.00	0.00	370.40	0.00	0.00	0.00
Total	0.00	0.00	(6,377.98)	0.00	0.00	0.00	0.00	0.00	370.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(6,007.58)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29